CONSOLIDATED BALANCE SHEETS (USD $)	Jul. 31, 2014	Jul. 31, 2013
Assets
Buildings and improvements	$ 74,547,177	$ 70,513,716
Improvements to leased property	1,478,012	1,478,012
Fixtures and equipment	144,545	194,893
Land	6,067,805	6,067,805
Other	238,906	238,906
Construction in progress		487,934
Property, Plant and Equipment, Gross	82,476,445	78,981,266
Less accumulated depreciation and amortization	35,017,447	33,346,801
Property and equipment-net	47,458,998	45,634,465
Current Assets:
Cash and cash equivalents (Notes 9 and 10)	1,892,760	664,718
Marketable securities (Notes 1, 2 and 10)		50,326
Receivables (Notes 1, 6 and 10)	311,006	309,517
Receivable to temporarily vacate lease (Note 15)	1,250,000
Income taxes refundable	196,006	325,072
Deferred income taxes (Notes 1 and 4)	1,564,000	676,000
Security deposits		257,975
Prepaid expenses	1,383,994	1,321,270
Total current assets	6,597,766	3,604,878
Other Assets:
Deferred charges (Notes 1 and 11)	3,835,016	3,806,743
Less accumulated amortization (Notes 1 and 11)	2,126,926	1,920,661
Net	1,708,090	1,886,082
Receivables (Notes 1, 6 and 10)	60,000	90,000
Security deposits	1,440,755	896,970
Unbilled receivables (Notes 1, 6 and 10)	2,556,743	2,172,269
Marketable securities (Notes 1, 2 and 10)	1,354,213	2,409,273
Total other assets	7,119,801	7,454,594
TOTAL ASSETS	61,176,565	56,693,937
Liabilities and Shareholders' Equity
Mortgages and term loan payable (Notes 3 and 10)	5,181,335	5,421,335
Note payable - related party (Notes 10 and 13)	1,000,000	1,000,000
Security deposits payable (Note 10)	736,103	579,709
Payroll and other accrued liabilities (Notes 1, 5 and 7)		59,683
Deferred revenue (Note 15)	2,187,500
Total long-term debt	9,104,938	7,060,727
Deferred Income Taxes (Notes 1 and 4)	4,220,000	3,684,000
Current Liabilities:
Accounts payable	144,250	57,668
Payroll and other accrued liabilities (Notes 1, 5 and 7)	2,174,487	2,033,923
Deferred revenue (Note 15)	1,166,667
Other taxes payable	6,357	5,118
Current portion of long-term debt (Notes 3 and 10)	240,000	170,262
Current portion of security deposits payable (Note 10)	10,500	257,975
Total current liabilities	3,742,261	2,524,946
Total liabilities	17,067,199	13,269,673
Shareholders' Equity:
Common stock, par value $1 each share (shares-5,000,000 authorized; 2,178,297 issued)	2,178,297	2,178,297
Additional paid in capital	3,346,245	3,346,245
Unrealized gain on available-for-sale securities - net of deferred taxes of $107,000 at July 31, 2014 and $150,000 at July 31, 2013. (Notes 1, 4 and 10)	129,412	183,633
Retained earnings	39,743,264	39,003,941
Stockholders' Equity before Treasury Stock	45,397,218	44,712,116
Less common stock held in treasury, at cost - 162,517 shares at July 31, 2014 and July 31, 2013 (Note 12)	1,287,852	1,287,852
Total shareholders' equity	44,109,366	43,424,264
Commitments (Notes 5 and 6) and Contingencies (Notes 8 and 16)
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 61,176,565	$ 56,693,937